Schedule of common shares issued and outstanding (Details) - CAD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2025	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Beginning balance, value		$ 66,006,596	$ 25,497,455
Balance at Ending (in shares)		15,503,350
Ending balance, value		$ 92,491,675	$ 66,006,596
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	[1]	8,748,167	1,982,003
Beginning balance, value		$ 106,536,406	$ 50,127,974
Shares issued on ATM financings, shares		6,755,183	5,842,892
Shares issued on ATM financings, value		$ 50,685,642	$ 63,274,574
Share issue costs, shares
Share issue costs, value		$ (9,269,409)	$ (16,672,731)
Shares issued per agreements, shares			776,535
Shares issued per agreements, value			$ 8,325,336
Shares issued per option agreements, shares			155,730
Shares issued per option agreements, value			$ 1,490,860
Share based compensation, shares			14,615
Share based compensation, value			$ 186,031
Treasury shares held for cancellation, shares			(22,919)
Treasury shares held for cancellation, value			$ (191,898)
Cash paid in lieu on shares consolidation, shares			(689)
Cash paid in lieu on shares consolidation, value			$ (3,740)
Balance at Ending (in shares)	[1]	15,503,350	8,748,167
Ending balance, value		$ 147,952,639	$ 106,536,406

[1]	All Shares are shown on a post consolidation basis (Note 19)